Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Pharmaceuticals Portfolio	Apr. 29, 2023
Select Pharmaceuticals Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	0.98%
Past 5 years	11.80%
Past 10 years	11.85%
Select Pharmaceuticals Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.20%)
Past 5 years	9.90%
Past 10 years	9.93%
Select Pharmaceuticals Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.44%
Past 5 years	9.14%
Past 10 years	9.34%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1532
Average Annual Return:
Past 1 year	(0.12%)
Past 5 years	7.94%
Past 10 years	10.20%